Restructuring Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring And Related Activities [Abstract]
Schedule of restructuring and related costs

The following table provides the year-to-date activity of the Company’s restructuring reserves as of December 31, 2018:

(in thousands)	Lease Liability
Reserve balance at December 31, 2017	$604
Charges	—
Payments/Utilizations	(208)

Reserve balance at December 31, 2018	$396